Share-based payments - Equity settled, Directors and Prescribed Officers 2017 and 2013 Plans (Details)	12 Months Ended
	Dec. 31, 2023 R / $	Dec. 31, 2023 R / €	Dec. 31, 2023 R / $	Dec. 31, 2022 R / $	Dec. 31, 2021 R / $
Share-based payments
Average foreign exchange rate (R/US$ rate)	18.42	19.94	12.24
Neal Froneman
Share-based payments
Average foreign exchange rate (R/US$ rate)	18.42			16.37	14.79